Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 780,431		¥ 234,313
Less: allowance for doubtful accounts	(3,169)		(1,724)	¥ (1,127)
Accounts receivable, net	¥ 777,262	$ 121,969	¥ 232,589